Securities Act Registration No. 2-92146
                                       Investment Act Registration No. 811-04063
--------------------------------------------------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                Pre-Effective Amendment No.               [ ]
                Post-Effective Amendment No.     33       [X]
                                                 --
                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                             Amendment No.       54       [X]
                                                 --

                                CARILLON ACCOUNT
                                   Registrant

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                                    Depositor
                       5900 "O" Street, Lincoln, NE 68510
                                  402-467-1122
                            ------------------------

                                Robert G. Lange
             Vice President, General Counsel & Assistant Secretary
                          Ameritas Life Insurance Corp.
                                5900 "O" Street
                            Lincoln, Nebraska 68510
                                  402-467-1122
                     Name and Address of Agent for Service

                  Copy to:
                                 John M. Lucas
             Vice President, General Counsel and Assistant Secretary
                    The Union Central Life Insurance Company
                               1876 Waycross Road
                             Cincinnati, Ohio 45240
                                  513-595-2600


Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

   It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
   [X] on December 31, 2009 pursuant to paragraph (b) of Rule 485
   [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
   [ ] on pursuant to paragraph (a)(1) of Rule 485
   If appropriate, check the following box:
   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: "VA I" Flexible Premium Deferred Variable Annuity

PART A
------
PROSPECTUS

This registration statement amendment does not amend or delete any information included in the Registrant's prospectus dated May 1, 2009, which was submitted as Carillon Account Registration No. 002-92146 Form N-4 Post Effective Amendment No. 32 filed under the Securities Act of 1933 Rule 485(b) on April 14, 2009, and as supplemented under Rule 497(e) on May 1, 2009, except for those items addressed in the supplement herein.

PART B
------
STATEMENT OF ADDITIONAL INFORMATION

The Carillon Account Statement of Additional Information, including financial statements for the subaccounts of the Registrant and financial statements of the Depositor, submitted in the Registrant's Form N-4 Post Effective Amendment No. 32 to Registration No. 002-92146 filed under the Securities Act of 1933 Rule 485(b) on April 14, 2009, is incorporated by reference herein.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                                ("Union Central")
                                CARILLON ACCOUNT
                              ("Separate Account")
                                 Supplement to:
                        VA I Prospectus Dated May 1, 2009
                     as previously supplemented May 1, 2009
                     This Supplement Dated December 31, 2009

This supplement amends certain disclosures contained in the above-referenced prospectus, as previously supplemented, for the VA I Contracts. Please keep this supplement together with your prospectus for future reference.

1. Item 3 of the May 1, 2009 supplement to your prospectus is deleted and replaced by the following:

     Union Central relies on the exemption provided by Rule 12h-7 to file reports under the Securities Exchange Act of 1934.

2. Effective September 23, 2009, the Board of Trustees of The Alger American Fund (the "Trust") changed the name of the Trust to The Alger Portfolios. Names of the following portfolios, which are available through subaccounts of the Separate Account, are also changed, and Class O is redesignated as Class I-2.

   ----------------------------------------------------------- ---------------------------------------------------
                     Former Portfolio Name                           New Name Effective September 23, 2009
   ----------------------------------------------------------- ---------------------------------------------------
     Alger American Capital Appreciation Portfolio, Class O     Alger Capital Appreciation Portfolio, Class I-2
   ----------------------------------------------------------- ---------------------------------------------------
        Alger American MidCap Growth Portfolio, Class O             Alger MidCap Growth Portfolio, Class I-2
   ----------------------------------------------------------- ---------------------------------------------------
     Therefore, references to the Trust and these portfolios in the product prospectus are changed to the new names as of September 23, 2009.

3. On prospectus page 7, item 2, the VARIABLE ACCOUNT ANNUAL EXPENSES CURRENT CHARGE for the Mortality and Expense Risk Charge is increased (the MAXIMUM CHARGE remains the same as previously stated in your prospectus). Therefore, the chart for item 2 is deleted and replaced with the following:

         ----------------------------------------------------------------- --------------- ------------------
         CHARGE                                                               MAXIMUM           CURRENT
         ----------------------------------------------------------------- --------------- ------------------
         Mortality and Expense Risk Charge                                     2.00%             1.10%
         ----------------------------------------------------------------- --------------- ------------------
         Administration Fee                                                    0.25%             0.25%
         ----------------------------------------------------------------- --------------- ------------------
         TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES                                2.25%             1.35%
         ----------------------------------------------------------------- --------------- ------------------

4. On prospectus page 7, item 3, the UNDERLYING FUND EXPENSES first paragraph and chart are deleted and replaced with the following:

UNDERLYING FUND EXPENSES (The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. The fees and expenses are for the fiscal year ended December 31, 2008 and are shown before and after any contractuaal waivers or reductions in effect through at least December 31, 2010. They include management fees, 12b-1 fees, and other expenses. Expenses of the Portfolios may be higher in the future. More detail concerning each Fund's fees and expenses is contained in each Fund's prospectus.)

         ----------------------------------------------------------------- --------------- ------------------
         TOTAL ANNUAL FUND OPERATING EXPENSES                              MINIMUM         MAXIMUM
         ----------------------------------------------------------------- --------------- ------------------
         Before any Contractual Waivers or Reimbursements                        0.46%           5.78%
         ----------------------------------------------------------------- --------------- ------------------
         After any Contractual Waivers or Reimbursements                         0.46%           5.78%
         ----------------------------------------------------------------- --------------- ------------------

5. Also on prospectus page 7, the chart in item 4, THE EXAMPLES chart is deleted and replaced with the following:

                    ---------------------------------------------------------------------------------------------
                    Surrender Contract at the end  Annuitize Contract at the end       Contract is neither
                       of the time period. ($)        of the time period. ($)      surrendered nor annuitized.
                                                                                               ($)
-----------------------------------------------------------------------------------------------------------------
EXAMPLE              1 Yr    3 Yr    5 Yr   10 Yr    1 Yr    3 Yr    5 Yr   10 Yr   1 Yr    3 Yr    5 Yr   10 Yr
-----------------------------------------------------------------------------------------------------------------
 Maximum Contract    $1,496  $2,923 $4,180  $7,102    $820  $2,381  $3,843 $7,102    $820  $2,381  $3,843 $7,102
   Expenses (1)
------------------------------------------------------------------------------------------------------------------
 Minimum Contract
   Expenses (2)        $934  $1,311 $1,585  $2,397    $214    $657  $1,123 $2,397    $214    $657  $1,123 $2,397
-----------------------------------------------------------------------------------------------------------------

(1) Maximum Contract Expense Fees. This example assumes maximum charges of 2.25% for Variable Account annual expenses, an annual administration fee of $30 (waived if accumulation account is at least $25,000 on contract anniversary), plus the maximum fees and expenses before any waivers or reductions of any of the Portfolio companies (5.78%).
(2) Minimum Contract Expense Fees. This example assumes current charges of 1.35% for Variable Account annual expenses, an annual administration fee of $30 (waived if accumulation account is at least $25,000 on contract anniversary), plus the minimum fees and expenses after any waivers or reductions of any of the Portfolio companies (0.46%).

6. On prospectus page 12, in the CHARGES AND OTHER DEDUCTIONS section, the boxed text under Administration Fees is deleted and replaced with the following:

     We deduct asset-based charges each day at an annual rate of .25% for administering the Contracts and Carillon Account and 1.10% for assuming certain mortality and expense risks. We may increase the mortality and expense risk charge to as much as 2.00%.

7. Also on prospectus page 12, under Mortality and Expense Risk Charge, the first sentence of the first paragraph is deleted and replaced with the following:

     A "mortality and expense risk" charge will be deducted daily at a rate equal, on an annual basis, to 1.10% of your Contract's Variable Account.

All other provisions of your Contract remain as stated in your Contract and prospectus, as previously supplemented.

  Please retain this supplement with the current prospectus for your variable
          Contract issued by The Union Central Life Insurance Company.
             If you do not have a current prospectus, please contact
                        Union Central at 1-800-825-1551.

PART C
------
                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits
-------- ---------------------------------

(a)  Financial Statements
     (1) The Financial Statements of the Subaccounts of the Registrant, Carillon Account, are included in Part B, which is incorporated by reference.
     (2) The Financial Statements of the Depositor, The Union Central Life Insurance Company, are included in Part B, which is incorporated by reference.

(b)  Exhibits
(1) Resolution of the Board of Directors of The Union Central Life Insurance Company Establishing Carillon Account. (1)
(2)  Custody Agreement. Not applicable.
(3)  (A) Principal Underwriting Agreement.
(3)  (B) Selling Agreement. (2)
(4)  Form of Variable Annuity Contract. (3)
(5)  Form of Application for Variable Annuity Contract. (4)
(6) (A) Certificate of Incorporation of The Union Central Life Insurance Company. (5)
(6)  (B) Code of Regulations of The Union Central Life Insurance Company. (5)
(7)  Reinsurance Agreements. Not Applicable
(8)  (A) Participation Agreements
          AIM Variable Insurance Funds (6)
          Alger Portfolios (7)
          American Century Variable Portfolios, Inc. (8)
          Calvert Variable Series, Inc. (9)
          DWS Scudder (8)
          Fidelity Variable Insurance Products Trust (10)
          Franklin Templeton Variable Insurance Products Trust (10)
          MFS Variable Insurance Trust (8)
          Neuberger Berman Advisors Management Trust (11)
          Oppenheimer Variable Account Funds (11)
          PIMCO Variable Insurance. (12)
          Seligman Portfolios, Inc. (7)
          Summit Mutual Funds, Inc. (13)
          T. Rowe Price Equity Series, Inc. (14)
          Third Avenue Variable Series Trust (14)
          Universal Institutional Funds, Inc. (13)
(8)  (B) Administrative Agreement (15)
(9)  Opinion and Consent of Counsel.
(10) Consents of Independent Auditor and Independent Registered Public Accounting Firm.
(11) Omitted Financial Statements. Not applicable.
(12) Initial Capital Agreements. Not applicable.
(13) Powers of Attorney.

1 Incorporated by reference to Carillon Account Form N-4 Post-Effective Amendment No. 30 to Registration Statement No. 2-92146, filed February 27, 2008, EX-99.I, EX-24.
2 Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 1 to Registration Statement No. 333-151913 submitted to the SEC on April 9, 2009, EX.99.C.
3 Incorporated by reference to Carillon Account Form N-4 Post-Effective Amendment No. 25 to Registration Statement No. 2-92146, filed April 30, 2003, EX-99.
4 Incorporated by reference to Carillon Account Form N-4 Post-Effective Amendment No. 14 to Registration Statement No. 2-92146, filed April 30, 1996, EX-99.
5 Incorporated by reference to Carillon Life Account Form N-6 Post-Effective Amendment No. 7 to Registration Statement No. 333-116386, filed February 27, 2008, EX-99.F.

6 Incorporated by reference to Carillon Life Account Form S-6 Pre-Effective Amendment No. 1 to Registration Statement No. 333-36220, filed July 25, 2000, EX-99 6.
7 Incorporated by reference to Carillon Life Account Form N-6 Post-Effective Amendment No. 12 to Registration Statement No. 33-94858 filed on May 1, 2003, EX-99.H.
8 Incorporated by reference to Carillon Life Account Form S-6 Pre-Effective Amendment No. 1 to Registration No. 33-94858, filed on November 30, 1995,
     Exhibit 1.A (9)(a), (b) and (c).
9 Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Registration Statement No. 333-151912 submitted to the SEC on June 25, 2008, EX.99.H.2.
10 Incorporated by reference to Carillon Life Account Form N-6 Post-Effective Amendment No. 5 to Registration No. 33-94858, filed on April 26, 2005, EX-99.H.
11 Incorporated by reference to Carillon Life Account Form N-6 Pre-Effective Amendment No. 1 to Registration Statement No. 333-151914 submitted to the SEC on November 12, 2008, EX.99.H.2 and 3.
12 Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Pre-Effective Amendment No. 1 to Registration Statement No. 333-151912 submitted to the SEC on November 12, 2008, EX.99.H.3.
13 Incorporated by reference to Carillon Life Account Form N-6 Registration Statement No. 333-151914 submitted to the SEC on June 25, 2008, EX-99.H.1 and .2.
14 Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Registration Statement No. 333-151913 submitted to the SEC on June 25, 2008, EX-99.H.5 and .6.
15 Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 4 to Registration No. 333-142483, filed on July 23, 2008, EX-99.H8.

Item 25.  Directors and Officers
          ----------------------

         Name and Principal                          Position and Offices
         Business Address                            with Depositor
         ----------------                            ---------------
         JoAnn M. Martin*                            Director, Chair
         Steven J. Valerius**                        Director, President and President, Individual Division
         Dale D. Johnson**                           Director, Senior Vice President and Corporate Actuary
         William W. Lester*                          Director, Senior Vice President & Corporate Treasurer
         Francis V. Mastrianna, Ph.D.**              Director
         Kurt Y. Allen**                             Senior Vice President & Chief Marketing Officer, Individual & Retirement Plans
         Robert C. Barth*                            Senior Vice President and Chief Financial Officer
         Jan M. Connolly*                            Senior Vice President & Corporate Secretary
         Nancy A. Dalessio*                          Senior Vice President & Chief Information Officer
         Raymond M. Gilbertson*                      Vice President, Corporate Compliance
         Arnold D. Henkel*                           Senior Vice President, Individual Distribution
         Salene M. Hitchcock-Gear*                   Senior Vice President, Retirement Plans
         Robert P. Kocher*                           Senior Vice President, Retirement Income & Business Development
         John M. Lucas**                             Vice President, General Counsel and Assistant Secretary
         James Mikus*                                Senior Vice President & Chief Investment Officer
         Lisa A. Mullen**                            Senior Vice President
         Kevin W. O'Toole**                          Senior Vice President
         Robert-John H. Sands***                     Senior Vice President & Assistant Secretary
         Janet L. Schmidt***                         Senior Vice President, Human Resources

*     Principal business address: Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
**     Principal business address: The Union Central Life Insurance Company, 1876 Waycross Road, Cincinnati, Ohio 45240
***   Principal business address: Acacia Life Insurance Company, 7315 Wisconsin Avenue, 10th floor, West Tower, Bethesda, MD 20814

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant


Name of Corporation (state where organized)                            Principal Business
-------------------------------------------                            ------------------

UNIFI Mutual Holding Company (NE)......................................mutual insurance holding company
     Ameritas Holding Company (NE).....................................stock insurance holding company
         Acacia Life Insurance Company (DC)............................stock life insurance company
              Acacia Financial Corporation (MD)........................holding company
              ----------------------------
                  Acacia Federal Savings Bank (DE).....................federally chartered bank
                      Acacia Service Corp. (VA)........................deposit solicitation
                  Calvert Group, Ltd. (DE).............................holding company
                      Calvert Asset Management Company, Inc. (DE)......asset management services
                      Calvert Shareholder Services, Inc. (DE)..........administrative services
                      Calvert Administrative Services Company (DE).....administrative services
                      Calvert Distributors, Inc. (DE)..................broker-dealer

         Ameritas Life Insurance Corp. (NE)............................stock life/health insurance company
              Ameritas Investment Corp. (NE)...........................securities broker dealer and investment adviser owned by
              -------------------------                                Ameritas Life Insurance Corp. (80%) and Centralife Annuities
                                                                       Service, Inc. (20%)
              First Ameritas Life Insurance Corp. of New York (NY).....life insurance company
              -----------------------------------------------
              The Union Central Life Insurance Company (OH)............stock life insurance company
              ----------------------------------------
                  Union Central Mortgage Funding, Inc. (OH)............mortgage loan and servicing
                  PRBA, Inc. (CA)......................................holding company
                      PRB Administrators, Inc. (DE)....................pension administration services
                  Summit Investment Partners, Inc. (OH)................investment adviser

         Summit Investment Advisors, Inc. (NE).........................investment adviser

Subsidiaries are indicated by indentations. Ownership is 100% by the parent company except as noted.

Item 27. Number of Contract owners
-------- -------------------------

     As of September 30, 2009 there were 8,532 qualified contracts and 2,295 non-qualified contracts in the Separate Account.


Item 28. Indemnification
-------- ---------------
The Union Central Life Insurance Company's By-laws provide as follows:

     "The Corporation shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he or she is or was a director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska."

     Section 21-20,103 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation against liability by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

     In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnity for such expenses which the Court shall deem proper.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters
-------- ----------------------

     (a) Ameritas Investment Corp. ("AIC") which serves as the principal underwriter for the variable annuity contracts issued through Carillon Account, also serves as the principal underwriter for variable life insurance contracts issued through Carillon Life Account, Ameritas Variable Separate Account V, Ameritas Variable Separate Account VL, Ameritas Life Insurance Corp. Separate Account LLVL and First Ameritas Variable Life Separate Account and variable annuity contracts issued through Ameritas Variable Separate Account VA-2, Ameritas Variable Separate Account VA, Ameritas Life Insurance Corp. Separate Account LLVA and First Ameritas Variable Annuity Separate Account.

     (b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

          Name and Principal                         Positions and Offices
          Business Address                           With Underwriter
          ----------------                           ----------------
          William W. Lester*                         Director, Chair, Vice President & Treasurer
          Salene Hitchcock-Gear*                     Director, President & Chief Executive Officer
          Robert C. Barth*                           Director
          Kent M. Campbell**                         Director
          Robert P. Kocher*                          Director
          Billie B. Beavers***                       Senior Vice President
          Cheryl L. Heilman*                         Vice President, Chief Operating Officer
          Robert G. Lange*                           Vice President, Secretary, & General Counsel
          Bruce D. Lefler***                         Senior Vice President  - Public Finance
          Gregory C. Sernett*                        Vice President, Chief Compliance Officer, and Assistant Secretary

*       Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
**      Principal business address: AmerUs Life Insurance Company, 611 Fifth Avenue, Des Moines, Iowa 50309.
***     Principal business address: Ameritas Investment Corp., 440 Regency Parkway Drive, Suite 222, Omaha, Nebraska 68114.

     (c)  Compensation from the Registrant

----------------------------------- --------------------- ------------------- ------------------- -----------------
                                      Net Underwriting
                                       Discounts and       Compensation on        Brokerage
       Name of Underwriter              Commissions          Redemptions         Commissions        Compensation
----------------------------------- --------------------- ------------------- ------------------- -----------------
Ameritas Investment Corp.                $3,515,177               0                   0                  0
----------------------------------- --------------------- ------------------- ------------------- -----------------

Item 30. Location of Accounts and Records
-------- --------------------------------

     Our parent corporation, Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, NE 68510, maintains physical possession of all accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules under that section.


Item 31. Management Services
-------- -------------------

     There are no additional management services contracts that are not discussed in Part A or B of the registration statement.


Item 32. Undertakings
-------- ------------

     The Registrant is relying on a no-action letter issued to the American Council of Life Insurance published November 28, 1988. The no-action letter provides certain assurances relying on compliance with Internal Revenue Code
Section 403(b)(11) and certain provisions of the Investment Company Act of 1940. The Registrant represents it will comply with paragraph 1 - 4 of the no-action letter.

     The Union Central Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Union Central Life Insurance Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Carillon Account certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 33 to Registration Statement Number 2-92146 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln and the State of Nebraska, on the 1st day of December, 2009.

                                                 CARILLON ACCOUNT
                                                   (Registrant)


                                   THE UNION CENTRAL LIFE INSURANCE COMPANY
                                                   (Depositor)


                                     By:         JoAnn M. Martin (1)
                                       -----------------------------------------
                                                 Director and Chair


     As required by the Securities Act of 1933, this Post Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on December 1, 2009:

   Signature                                 Title
   ---------                                 -----
   JoAnn M. Martin (1)                       Director, Chair
   Steven J. Valerius (1)                    President
   Dale D. Johnson (1)                       Director, Senior Vice President & Corporate Actuary
   William W. Lester (1)                     Director, Senior Vice President & Corporate Treasurer
   Francis V. Mastrianna, Ph.D. (1)          Director
   Jan Connolly (1)                          Senior Vice President & Corporate Secretary
   Raymond M. Gilbertson (1)                 Vice President, Corporate Compliance
   John M. Lucas (1)                         Vice President, General Counsel and Assistant Secretary


   /S/Robert C. Barth                        Senior Vice President and Chief Financial Officer
   ----------------------
   Robert C. Barth

     1 Signed by Robert C. Barth, under Power of Attorney executed effective as of December 1, 2009.

                                  Exhibit Index
                                  -------------
Exhibit
-------

   3 A.   Principal Underwriting Agreement

     9.   Opinion and Consent of Counsel

    10. Consents of Independent Auditors and Independent Registered Public Accounting Firm

    13.   Powers of Attorney